DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 12	$ 973
Fair value of foreign exchange hedge transactions	(838)	(11)
Total derivatives designated as hedging instruments	$ (1,214)	$ 173